SUBSEQUENT EVENTS - Limited Liability Company Agreement (Details) - SharonAI - USD ($)	Apr. 16, 2025	Jan. 21, 2025
SUBSEQUENT EVENTS
Contribution made in Joint Ventures		$ 75,000
Texas Critical Data Centers LLC (Joint Venture Company)
SUBSEQUENT EVENTS
Contribution made in Joint Ventures		$ 75,000
Membership interest in Joint Venture (%)		50.00%
Subsequent event
SUBSEQUENT EVENTS
Contribution made in Joint Ventures		$ 75,000
Subsequent event | Texas Critical Data Centers LLC (Joint Venture Company)
SUBSEQUENT EVENTS
Membership interest in Joint Venture (%)		50.00%
Texas Critical Data Centers LLC (Joint Venture Company) | Subsequent event
SUBSEQUENT EVENTS
Contribution made in Joint Ventures	$ 75,000	$ 75,000